Fair Value (Quantitative Information About Level 3 Fair Value Measurements On A Recurring Basis) (Detail) (Fair Value, Measurements, Recurring [Member], JPY ¥) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Sep. 30, 2013		Mar. 31, 2013
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	¥ 93,780,432		¥ 100,294,352
Level 3 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	1,186,053		1,209,628
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Foreign Governments And Official Institutions Bonds [Member] | Monte Carlo Method [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	19,191	[1]	33,649	[1]
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Foreign Governments And Official Institutions Bonds [Member] | Monte Carlo Method [Member] | Minimum [Member]
Significant unobservable inputs
Fair value inputs, Correlation between interest rate and foreign exchange rate	31.40%		32.50%
Fair value inputs, Correlation between interest rates	40.50%		41.30%
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Foreign Governments And Official Institutions Bonds [Member] | Monte Carlo Method [Member] | Maximum [Member]
Significant unobservable inputs
Fair value inputs, Correlation between interest rate and foreign exchange rate	49.30%		51.90%
Fair value inputs, Correlation between interest rates	59.50%		63.30%
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Foreign Governments And Official Institutions Bonds [Member] | Monte Carlo Method [Member] | Weighted Average [Member]
Significant unobservable inputs
Fair value inputs, Correlation between interest rate and foreign exchange rate	34.60%	[2]	36.00%	[2]
Fair value inputs, Correlation between interest rates	58.80%	[2]	62.10%	[2]
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Foreign Governments And Official Institutions Bonds [Member] | Return On Equity Method [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	21,394	[1]	19,699	[1]
Significant unobservable inputs
Fair value inputs, Market-required return on capital	10.00%
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Foreign Governments And Official Institutions Bonds [Member] | Return On Equity Method [Member] | Minimum [Member]
Significant unobservable inputs
Fair value inputs, Probability of default	0.30%		0.00%
Fair value inputs, Recovery rate	60.00%		25.00%
Fair value inputs, Market-required return on capital			15.00%
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Foreign Governments And Official Institutions Bonds [Member] | Return On Equity Method [Member] | Maximum [Member]
Significant unobservable inputs
Fair value inputs, Probability of default	0.90%		8.00%
Fair value inputs, Recovery rate	80.00%		90.00%
Fair value inputs, Market-required return on capital			17.00%
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Foreign Governments And Official Institutions Bonds [Member] | Return On Equity Method [Member] | Weighted Average [Member]
Significant unobservable inputs
Fair value inputs, Probability of default	0.50%	[2]	0.70%	[2]
Fair value inputs, Recovery rate	76.10%	[2]	56.20%	[2]
Fair value inputs, Market-required return on capital	10.00%	[2]	15.70%	[2]
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Corporate Bonds [Member] | Discounted Cash Flow [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	73,465	[1]	62,788	[1]
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Corporate Bonds [Member] | Discounted Cash Flow [Member] | Minimum [Member]
Significant unobservable inputs
Fair value inputs, Probability of default	0.10%		0.10%
Fair value inputs, Recovery rate	14.00%		15.00%
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Corporate Bonds [Member] | Discounted Cash Flow [Member] | Maximum [Member]
Significant unobservable inputs
Fair value inputs, Probability of default	13.90%		14.20%
Fair value inputs, Recovery rate	74.60%		100.00%
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Corporate Bonds [Member] | Discounted Cash Flow [Member] | Weighted Average [Member]
Significant unobservable inputs
Fair value inputs, Probability of default	2.20%	[2]	4.20%	[2]
Fair value inputs, Recovery rate	41.70%	[2]	44.90%	[2]
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Corporate Bonds [Member] | Monte Carlo Method [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	2,663	[1]	1,986	[1]
Significant unobservable inputs
Fair value inputs, Correlation between interest rates			63.30%
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Corporate Bonds [Member] | Monte Carlo Method [Member] | Minimum [Member]
Significant unobservable inputs
Fair value inputs, Correlation between interest rate and foreign exchange rate	31.40%		32.50%
Fair value inputs, Correlation between interest rates	52.50%
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Corporate Bonds [Member] | Monte Carlo Method [Member] | Maximum [Member]
Significant unobservable inputs
Fair value inputs, Correlation between interest rate and foreign exchange rate	45.10%		37.90%
Fair value inputs, Correlation between interest rates	59.50%
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Corporate Bonds [Member] | Monte Carlo Method [Member] | Weighted Average [Member]
Significant unobservable inputs
Fair value inputs, Correlation between interest rate and foreign exchange rate	34.60%	[2]	35.20%	[2]
Fair value inputs, Correlation between interest rates	59.00%	[2]	63.30%	[2]
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Corporate Bonds [Member] | Internal Model [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	9,083	[1]	9,059	[1]
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Corporate Bonds [Member] | Internal Model [Member] | Minimum [Member]
Significant unobservable inputs
Fair value inputs, Liquidity premium	1.50%		1.50%
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Corporate Bonds [Member] | Internal Model [Member] | Maximum [Member]
Significant unobservable inputs
Fair value inputs, Liquidity premium	2.50%		2.50%
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Corporate Bonds [Member] | Internal Model [Member] | Weighted Average [Member]
Significant unobservable inputs
Fair value inputs, Liquidity premium	2.30%	[2]	2.30%	[2]
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member]

Fair Value Inputs, Assets, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	83,155	[1]	72,640	[1]
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member] | Minimum [Member]

Significant unobservable inputs
Fair value inputs, Discount factor	1.00%		1.00%
Fair value inputs, Prepayment rate	6.20%		6.20%
Fair value inputs, Probability of default	0.00%		0.00%
Fair value inputs, Recovery rate	0.00%		0.00%
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member] | Maximum [Member]

Significant unobservable inputs
Fair value inputs, Discount factor	1.10%		1.20%
Fair value inputs, Prepayment rate	15.20%		14.80%
Fair value inputs, Probability of default	5.10%		5.20%
Fair value inputs, Recovery rate	76.00%		76.00%
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member] | Weighted Average [Member]

Significant unobservable inputs
Fair value inputs, Discount factor	1.10%	[2]	1.10%	[2]
Fair value inputs, Prepayment rate	9.20%	[2]	8.80%	[2]
Fair value inputs, Probability of default	4.90%	[2]	4.90%	[2]
Fair value inputs, Recovery rate	66.80%	[2]	65.40%	[2]
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member]

Fair Value Inputs, Assets, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	354,170	[1]	289,398	[1]
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Minimum [Member]

Significant unobservable inputs
Fair value inputs, Asset correlations	11.00%		11.00%
Fair value inputs, Discount factor	1.00%		1.00%
Fair value inputs, Prepayment rate	4.10%		3.90%
Fair value inputs, Probability of default	0.00%		0.00%
Fair value inputs, Recovery rate	62.70%		53.60%
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Maximum [Member]

Significant unobservable inputs
Fair value inputs, Asset correlations	14.00%		14.00%
Fair value inputs, Discount factor	4.70%		4.80%
Fair value inputs, Prepayment rate	53.70%		38.30%
Fair value inputs, Probability of default	86.60%		84.60%
Fair value inputs, Recovery rate	73.20%		69.80%
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Weighted Average [Member]

Significant unobservable inputs
Fair value inputs, Asset correlations	13.60%	[2]	13.50%	[2]
Fair value inputs, Discount factor	1.30%	[2]	1.50%	[2]
Fair value inputs, Prepayment rate	46.60%	[2]	32.60%	[2]
Fair value inputs, Probability of default		[2],[3]		[2],[3]
Fair value inputs, Recovery rate	71.70%	[2]	67.50%	[2]
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Other Debt Securities [Member] | Discounted Cash Flow [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	30,863	[1]	29,526	[1]
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Other Debt Securities [Member] | Discounted Cash Flow [Member] | Minimum [Member]
Significant unobservable inputs
Fair value inputs, Liquidity premium	0.60%		0.50%
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Other Debt Securities [Member] | Discounted Cash Flow [Member] | Maximum [Member]
Significant unobservable inputs
Fair value inputs, Liquidity premium	0.80%		0.80%
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Other Debt Securities [Member] | Discounted Cash Flow [Member] | Weighted Average [Member]
Significant unobservable inputs
Fair value inputs, Liquidity premium	0.80%	[2]	0.80%	[2]
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Other Debt Securities [Member] | Return On Equity Method [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	146,541	[1]	104,957	[1]
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Other Debt Securities [Member] | Return On Equity Method [Member] | Minimum [Member]
Significant unobservable inputs
Fair value inputs, Probability of default	0.00%		0.00%
Fair value inputs, Recovery rate	25.00%		25.00%
Fair value inputs, Market-required return on capital	8.00%		15.00%
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Other Debt Securities [Member] | Return On Equity Method [Member] | Maximum [Member]
Significant unobservable inputs
Fair value inputs, Probability of default	8.00%		8.00%
Fair value inputs, Recovery rate	90.00%		90.00%
Fair value inputs, Market-required return on capital	10.00%		17.00%
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Other Debt Securities [Member] | Return On Equity Method [Member] | Weighted Average [Member]
Significant unobservable inputs
Fair value inputs, Probability of default	0.60%	[2]	0.60%	[2]
Fair value inputs, Recovery rate	64.40%	[2]	64.80%	[2]
Fair value inputs, Market-required return on capital	10.00%	[2]	16.50%	[2]
Level 3 [Member] | Trading Account Assets, Trading Derivatives [Member] | Interest Rate Contracts [Member] | Option Model [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Trading derivatives-net at fair value	(2,195)	[1]	(2,533)	[1]
Level 3 [Member] | Trading Account Assets, Trading Derivatives [Member] | Interest Rate Contracts [Member] | Option Model [Member] | Minimum [Member]
Significant unobservable inputs
Fair value inputs, Prepayment rate			0.00%
Fair value inputs, Probability of default	0.20%		0.30%
Fair value inputs, Correlation between interest rate and foreign exchange rate	30.90%		32.50%
Fair value inputs, Correlation between interest rates	21.90%		(0.10%)
Fair value inputs, Recovery rate	40.00%		40.00%
Fair value inputs, Volatility	25.80%		29.10%
Level 3 [Member] | Trading Account Assets, Trading Derivatives [Member] | Interest Rate Contracts [Member] | Option Model [Member] | Maximum [Member]
Significant unobservable inputs
Fair value inputs, Prepayment rate			2.30%
Fair value inputs, Probability of default	12.50%		12.50%
Fair value inputs, Correlation between interest rate and foreign exchange rate	49.30%		60.20%
Fair value inputs, Correlation between interest rates	97.60%		97.60%
Fair value inputs, Recovery rate	48.00%		51.00%
Fair value inputs, Volatility	40.00%		58.30%
Level 3 [Member] | Trading Account Assets, Trading Derivatives [Member] | Foreign Exchange Contracts [Member] | Option Model [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Trading derivatives-net at fair value	(12,954)	[1]	(16,806)	[1]
Level 3 [Member] | Trading Account Assets, Trading Derivatives [Member] | Foreign Exchange Contracts [Member] | Option Model [Member] | Minimum [Member]
Significant unobservable inputs
Fair value inputs, Probability of default	0.90%		0.40%
Fair value inputs, Correlation between interest rate and foreign exchange rate	26.50%		22.20%
Fair value inputs, Correlation between interest rates	25.40%		28.20%
Fair value inputs, Correlation between underlying assets	49.60%		44.10%
Fair value inputs, Recovery rate	40.00%		40.00%
Level 3 [Member] | Trading Account Assets, Trading Derivatives [Member] | Foreign Exchange Contracts [Member] | Option Model [Member] | Maximum [Member]
Significant unobservable inputs
Fair value inputs, Probability of default	13.90%		14.20%
Fair value inputs, Correlation between interest rate and foreign exchange rate	69.90%		66.30%
Fair value inputs, Correlation between interest rates	76.50%		80.60%
Fair value inputs, Correlation between underlying assets	85.00%		82.80%
Fair value inputs, Recovery rate	48.00%		51.00%
Level 3 [Member] | Trading Account Assets, Trading Derivatives [Member] | Equity Contracts [Member] | Option Model [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Trading derivatives-net at fair value	5,948	[1]	1,381	[1]
Level 3 [Member] | Trading Account Assets, Trading Derivatives [Member] | Equity Contracts [Member] | Option Model [Member] | Minimum [Member]
Significant unobservable inputs
Fair value inputs, Correlation between interest rate and equity	10.60%		10.60%
Level 3 [Member] | Trading Account Assets, Trading Derivatives [Member] | Equity Contracts [Member] | Option Model [Member] | Maximum [Member]
Significant unobservable inputs
Fair value inputs, Correlation between interest rate and equity	50.00%		52.00%
Level 3 [Member] | Trading Account Assets, Trading Derivatives [Member] | Credit Derivatives [Member] | Option Model [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Trading derivatives-net at fair value	¥ (3,430)	[1]	¥ (1,987)	[1]
Significant unobservable inputs
Fair value inputs, Recovery rate	37.00%
Level 3 [Member] | Trading Account Assets, Trading Derivatives [Member] | Credit Derivatives [Member] | Option Model [Member] | Minimum [Member]
Significant unobservable inputs
Fair value inputs, Correlation between underlying assets	11.80%		11.60%
Fair value inputs, Recovery rate			20.00%
Level 3 [Member] | Trading Account Assets, Trading Derivatives [Member] | Credit Derivatives [Member] | Option Model [Member] | Maximum [Member]
Significant unobservable inputs
Fair value inputs, Correlation between underlying assets	88.20%		88.20%
Fair value inputs, Recovery rate			36.80%

[1]	The fair value as of March 31, 2013 and September 30, 2013 excludes the fair value of investments valued using vendor prices.
[2]	Weighted averages are calculated by weighting each input by the relative fair value of the respective financial instrument.
[3]	See "Probability of default" in "Sensitivity to and range of unobservable inputs".